Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Taxation
Net operating losses carry forwards	¥ 404,690
Net operating losses carry forwards, expire in December 31, 2023, if unused	35,334
Net operating losses carry forwards, expire in December 31, 2024, if unused	22,543
Net operating losses carry forwards, expire in December 31, 2025, if unused	47,635
Net operating losses carry forwards, expire in December 31, 2026, if unused	133,994
Net operating losses carry forwards, expire in December 31, 2027, if unused	85,239
Net operating losses carry forwards, expire in December 31, 2031, if unused	¥ 79,945